Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details) - Office Furniture and Fixtures [Member]	Oct. 31, 2025
Minimum [Member]
Schedule of Property and Equipment [Line Items]
Office furniture and fixtures	2 years
Maximum [Member]
Schedule of Property and Equipment [Line Items]
Office furniture and fixtures	4 years